Spyglass Growth Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 94.7%
COMMUNICATION SERVICES - 7.4%
Roku, Inc. (a)	159,233	$30,063,190
Twitter, Inc. (a)	1,243,124	55,319,018
TOTAL COMMUNICATION SERVICES		85,382,208

CONSUMER DESCRETIONARY - 19.6%
Bright Horizons Family Solutions, Inc. (a)	295,864	44,983,163
Chipotle Mexican Grill, Inc. (a)	44,298	55,093,866
Five Below, Inc. (a)	355,290	45,121,830
Ulta Beauty, Inc. (a)	207,388	46,450,764
Vail Resorts, Inc.	156,762	33,542,365
TOTAL CONSUMER DISCRETIONARY		225,191,988

CONSUMER STAPLES - 2.4%
Beyond Meat, Inc. (a)	165,380	27,463,003
TOTAL CONSUMER STAPLES		27,463,003

FINANCIALS - 5.3%
Affiliated Managers Group, Inc.	582,688	39,844,205
Equinix, Inc.	27,845	21,165,820
TOTAL FINANCIALS		61,010,025

HEALTH CARE - 13.5%
Ascendis Pharma A/S - ADR (a)(b)	274,649	42,383,834
Exact Sciences Corp. (a)	568,163	57,924,218
Pacira BioSciences, Inc. (a)	914,051	54,952,746
TOTAL HEALTH CARE		155,260,798

INDUSTRIALS - 6.1%
Lyft, Inc. (a)	1,468,472	40,456,404
TransDigm Group, Inc.	63,946	30,382,023
TOTAL INDUSTRIALS		70,838,427

INFORMATION TECHNOLOGY - 35.6%
Arista Networks, Inc. (a)	160,257	33,161,981
GoDaddy, Inc. (a)	648,804	49,289,640
Square, Inc. (a)	411,944	66,961,497
Everbridge, Inc. (a)	178,760	22,475,495
Nutanix, Inc. (a)	1,704,187	37,798,868
Palo Alto Networks, Inc. (a)	223,058	54,593,446
Proofpoint, Inc. (a)	388,438	40,999,631
Splunk, Inc. (a)	292,248	54,980,616
SVMK, Inc. (a)	2,248,604	49,716,634
TOTAL INFORMATION TECHNOLOGY		409,977,808

REAL ESTATE - 4.8%
Redfin Corp. (a)	1,095,824	54,714,492
TOTAL REAL ESTATE		54,714,492
TOTAL COMMON STOCKS (Cost $851,565,382)		1,089,838,749
TOTAL INVESTMENTS (Cost $851,565,382) - 94.7%		1,089,838,749
Other Assets in Excess of Liabilities - 5.3%		60,687,494
TOTAL NET ASSETS - 100.00%		$1,150,526,243

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank
Global Fund Services.

Summary of Fair Value Measurements at September 30, 2020 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$85,382,208	$-	$-	$85,382,208
Consumer Descretionary	225,191,988	-	-	225,191,988
Consumer Staples	27,463,003	-	-	27,463,003
Financials	61,010,025	-	-	61,010,025
Health Care	155,260,798	-	-	155,260,798
Industrials	70,838,427	-	-	70,838,427
Information Technology	409,977,808	-	-	409,977,808
Real Estate	54,714,492	-	-	54,714,492
Total Common Stocks	1,089,838,749	-	-	1,089,838,749
Total Investments in Securities	$1,089,838,749	$-	$-	$1,089,838,749